Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust I
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Dana Unconstrained Equity ETF
Shareholder Report [Line Items]
Fund Name	Dana Unconstrained Equity ETF
Class Name	Dana Unconstrained Equity ETF
Trading Symbol	DUNK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dana Unconstrained Equity ETF (the "Fund") for the period September 15, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://danaetfs.com/dunk/. You can also request this information by contacting us at (866) 991-5811 or by writing the Fund at Dana Unconstrained Equity ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 991-5811
Additional Information Website	https://danaetfs.com/dunk/
Expenses [Text Block]

What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Dana Unconstrained Equity ETF	$32	0.75%
*	The Fund commenced operations on September 15, 2025. Expenses for a full reporting period would be higher than figures shown.
**	Cost paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 32	[1]
Expense Ratio, Percent	0.75%	[2]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on September 15, 2025. Expenses for a full reporting period would be higher than figures shown.
Net Assets	$ 123,041,000
Holdings Count | Holdings	21
Advisory Fees Paid, Amount	$ 444,120
Investment Company, Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
Fund Size (Thousands)	$123,041
Number of Holdings	21
Total Advisory Fee Paid	$444,120
Portfolio Turnover Rate	64%

Holdings [Text Block]	Sector Breakdown (% of total net assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of February 28, 2026)

Top Ten Holdings	(% of total net assets)
ServiceNow, Inc.	9.6
Amazon.com, Inc.	9.2
NVIDIA Corp.	9.0
Microsoft Corp.	8.0
Snowflake, Inc. - Class A	7.7
Spotify Technology SA	4.8
Adobe, Inc.	4.8
Visa, Inc. - Class A	4.8
Datadog, Inc. - Class A	4.8
Meta Platforms, Inc. - Class A	4.7

Dana Concentrated Dividend ETF
Shareholder Report [Line Items]
Fund Name	Dana Concentrated Dividend ETF
Class Name	Dana Concentrated Dividend ETF
Trading Symbol	DIVE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dana Concentrated Dividend ETF (the "Fund") for the period September 15, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://danaetfs.com/dive/. You can also request this information by contacting us at (866) 991-5811 or by writing the Fund at Dana Concentrated Dividend ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 991-5811
Additional Information Website	https://danaetfs.com/dive/
Expenses [Text Block]

What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Dana Concentrated Dividend ETF	$30	0.65%
*	The Fund commenced operations on September 15, 2025. Expenses for a full reporting period would be higher than figures shown.
**	Cost paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 30	[3]
Expense Ratio, Percent	0.65%	[4]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on September 15, 2025. Expenses for a full reporting period would be higher than figures shown.
Net Assets	$ 45,202,000
Holdings Count | Holdings	33
Advisory Fees Paid, Amount	$ 122,705
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
Fund Size (Thousands)	$45,202
Number of Holdings	33
Total Advisory Fee Paid	$122,705
Portfolio Turnover Rate	38%

Holdings [Text Block]	Sector Breakdown (% of total net assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of February 28, 2026)

Top Ten Holdings	(% of total net assets)
Philip Morris International, Inc.	11.2
Alphabet, Inc. - Class A	5.5
Restaurant Brands International, Inc.	5.0
IQVIA Holdings, Inc.	4.8
Wells Fargo & Co.	4.3
Dollar General Corp.	4.3
Truist Financial Corp.	3.9
Elevance Health, Inc.	3.3
Genuine Parts Co.	3.3
Ferguson Enterprises, Inc.	3.2

Dana Limited Volatility ETF
Shareholder Report [Line Items]
Fund Name	Dana Limited Volatility ETF
Class Name	Dana Limited Volatility ETF
Trading Symbol	DANA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dana Limited Volatility ETF (the "Fund") for the period December 2, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://danaetfs.com/dana/. You can also request this information by contacting us at (866) 991-5811 or by writing the Fund at Dana Limited Volatility ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 991-5811
Additional Information Website	https://danaetfs.com/dana/
Expenses [Text Block]

What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Dana Limited Volatility ETF	$9	0.35%
*	The Fund commenced operations on December 2, 2025. Expenses for a full reporting period would be higher than figures shown.
**	Cost paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 9	[5]
Expense Ratio, Percent	0.35%	[6]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on December 2, 2025. Expenses for a full reporting period would be higher than figures shown.
Net Assets	$ 7,567,000
Holdings Count | Holdings	63
Advisory Fees Paid, Amount	$ 2,394
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
Fund Size (Thousands)	$7,567
Number of Holdings	63
Total Advisory Fee Paid	$2,394
Portfolio Turnover Rate	2%

Holdings [Text Block]	Sector Breakdown (% of total net assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of February 28, 2026)

Top Ten Holdings	(% of total net assets)
Ginnie Mae II Pool 4.00%, 02/20/2056	4.6
Fannie Mae Pool 2.93, 11/01/2052	4.0
Ginnie Mae II Pool 5.63%, 01/20/2044	4.0
Freddie Mac Non Gold Pool 6.49%, 11/01/2037	4.0
Small Business Adminstration Pools 4.15% (Prime Rate + (2.60%)), 01/25/2036	3.9
Freddie Mac Non Gold Pool 5.06%, 10/01/2050	3.5
Small Business Adminstration Pools 5.75% (Prime Rate + (1.00%)), 01/25/2036	2.8
Freddie Mac Non Gold Pool 3.70%, 02/01/2053	2.7
United States Treasury Bote/Bond 4.50%, 05/15/2027	2.7
Federal National Mortgage Association 3.88%, 02/27/2029	2.6

[1]	The Fund commenced operations on September 15, 2025. Expenses for a full reporting period would be higher than figures shown.
[2]	Cost paid as a percentage of a $10,000 investment is an annualized figure.
[3]	The Fund commenced operations on September 15, 2025. Expenses for a full reporting period would be higher than figures shown.
[4]	Cost paid as a percentage of a $10,000 investment is an annualized figure.
[5]	The Fund commenced operations on December 2, 2025. Expenses for a full reporting period would be higher than figures shown.
[6]	Cost paid as a percentage of a $10,000 investment is an annualized figure.